Short-term Investments	12 Months Ended
Apr. 30, 2025
Current financial assets at fair value through other comprehensive income [abstract]
Short-term Investments

5. Short-term Investments

	As at April 30, 2025	As at April 30, 2024
	($)	($)
Fair value, at the beginning of the year	9,143	38,340
Additions for the year	574	936
Disposals for the year	—	(45,386)
Fair value adjustment due to foreign exchange rate change for the year	—	(79)
Fair value adjustment due to share price change for the year	(2,570)	15,332
Fair value, at the end of the year	7,147	9,143

As at April 30, 2025, the fair value of the Company's investment in Queen's Road Capital Investment Ltd. ("QRC") is $7,147 (April 30, 2024: $9,143). The common shares of QRC are listed on the TSX.

During the year ended April 30, 2025, the Company recognized a loss from the change in fair value of short-term investments of $2,570 (2024: gain of $15,253) and deferred income tax recovery of $346 (2024: deferred income tax expense of $2,023) in other comprehensive income.